8. Business Acquisitions (Details - allocation of purchase) - USD ($)	1 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	May 01, 2019	Jun. 29, 2019	Sep. 01, 2019	Nov. 03, 2017	Nov. 20, 2017	Jan. 06, 2020	Jan. 09, 2018	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020
Goodwill								$ 172,254	$ 193,045	$ 850,236
Gain on bargain purchase								52,583	0
Loss on disposal of subsidiary								$ (20,790)	$ 0
Hard Rock Promotions [Member]
Cash paid for acquisition				$ 48,759
Common stock issued to sellers, value				100,000
Total consideration				148,759
Goodwill				96,510
Property and equipment acquired from acquisition				35,550
Fair value of acquired assets				52,249
Fair value of net identifiable assets (liabilities) acquired				$ 148,759
Percent acquired				100.00%
Colosseum Combat [Member]
Cash paid for acquisition					$ 26,418
Common stock issued to sellers, value					80,000
Total consideration					106,418
Goodwill					75,745
Property and equipment acquired from acquisition					30,400
Fair value of acquired assets					30,673
Fair value of net identifiable assets (liabilities) acquired					$ 106,418
Percent acquired					100.00%
Blue Grass MMA [Member]
Common stock issued to sellers, value							$ 21,000
Total consideration							21,000
Goodwill							20,790
Fair value of acquired assets							210
Fair value of net identifiable assets (liabilities) acquired							$ 21,000
Percent acquired							100.00%
Loss on disposal of subsidiary							$ (20,790)
United Combat League [Member]
Cash paid for acquisition	$ 20,000
Common stock issued to sellers, value	39,000
Total consideration	$ 59,000
Stock issued for acquisition, shares	6,000,000
Intangible assets acquired from acquisition	$ 59,000
Percent acquired	100.00%
Pinnacle Combat LLC [Member]
Cash paid for acquisition		$ 20,000
Common stock issued to sellers, value		62,400
Total consideration		$ 82,400
Stock issued for acquisition, shares		8,000,000
Fair value of acquired assets		$ 73,380
Intangible assets acquired from acquisition		34,048
Fair value of liabilities assumed		(25,028)
Fair value of net identifiable assets (liabilities) acquired		$ 82,400
Percent acquired		100.00%
Pinnacle Combat LLC [Member] | Cages [Member]
Fair value of acquired assets		$ 54,000
Pinnacle Combat LLC [Member] | Event Assets [Member]
Fair value of acquired assets		3,420
Pinnacle Combat LLC [Member] | Truck/Trailer [Member]
Fair value of acquired assets		1,710
Pinnacle Combat LLC [Member] | Venture Lighting System [Member]
Fair value of acquired assets		$ 14,250
Strike Hard Productions LLC [Member]
Cash paid for acquisition			$ 20,000
Common stock issued to sellers, value			52,200
Total consideration			72,200
Fair value of acquired assets			23,000
Intangible assets acquired from acquisition			49,200
Fair value of net identifiable assets (liabilities) acquired			$ 72,200
Percent acquired			100.00%
Strike Hard Productions LLC [Member] | Cages [Member]
Fair value of acquired assets			$ 22,000
Strike Hard Productions LLC [Member] | Event Assets [Member]
Fair value of acquired assets			$ 1,000
One More Gym LLC [Member]
Cash paid for acquisition						$ 30,000
Common stock issued to sellers, value						31,800
Total consideration						61,800
Cash acquired from acquisition						2,392
Property and equipment acquired from acquisition						149,703
Inventory acquired from acquisition						10,000
Intangible assets acquired from acquisition						83,000
Fair value of liabilities assumed						(130,712)
Fair value of net identifiable assets (liabilities) acquired						114,383
Gain on bargain purchase						$ 52,583